Financial Risk Management - Summary of Credit Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Non-current financial assets	€ 1,133	€ 1,299
Current financial assets	129,092	195,296
Current investments	5,397	57,192
Other current financial assets	5,957	57,674
Cash and cash equivalents	83,308	113,865	€ 22,338	€ 6,448
Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,133	1,299
Current financial assets	89,265	195,296
Customer sales and services | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	39,797	22,528
Other receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	16	7
Loans to employees | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	14	2
Loans granted to Joint Venture | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,133	1,299
Current financial assets	0	685
Receivables from Joint Venture | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	0	535
Trade and other financial receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets		566
Current financial assets	39,827	23,757
Financial Investments [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current investments	5,397	57,192
Other Current Financial Assets [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Other current financial assets	5,957	57,674
Cash And Cash Equivalents [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	83,308	113,865
Guarantee Deposit [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,133	733
Current investments	€ 560	€ 482